Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class F | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class F | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class F | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class F | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class F | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class F | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class F | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class R | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class R | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class Z | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Royal Bank of Canada, 6.75% (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%